LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Incurred and Paid Claims Development (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 6,730
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,594
All outstanding liabilities before 2013, net of reinsurance	32
Liabilities for claims and claim adjustment expenses, net of reinsurance	1,169
Short-Duration Insurance Contracts, Accident Year 2013
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	460	$ 461	$ 462	$ 463	$ 465	$ 467	$ 474	$ 481	$ 489	$ 503
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	455	454	451	449	440	431	412	375	319	$ 217
Short-Duration Insurance Contracts, Accident Year 2014
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	445	445	446	447	450	448	456	462	485
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	437	435	432	426	413	387	350	300	$ 192
Short-Duration Insurance Contracts, Accident Year 2015
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	463	464	464	464	469	469	475	481
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	451	447	442	431	402	359	301	$ 187
Short-Duration Insurance Contracts, Accident Year 2016
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	502	501	504	509	513	518	531
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	482	474	458	438	394	333	$ 216
Short-Duration Insurance Contracts, Accident Year 2017
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	562	564	564	570	578	579
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	528	512	490	456	392	$ 232
Short-Duration Insurance Contracts, Accident Year 2018
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	643	648	658	683	698
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	591	565	529	467	$ 285
Short-Duration Insurance Contract, Accident Year 2019
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	669	681	701	713
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	574	531	469	$ 290
Short-Duration Insurance Contract, Accident Year 2020
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	651	670	704
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	523	466	$ 303
Short-Duration Insurance Contract, Accident Year 2021
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,098	1,109
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	863	$ 618
Short-Duration Insurance Contract, Accident Year 2022
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,237
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 690